UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Bruce Berger, Treasurer

Advent/Claymore Enhanced Growth and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-479-0675

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments

January 31, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments—28.7%
	Common Stocks—8.2%
	Aluminum, Steel and Other Metals—0.2%
15,000	Cameco Corp. (a)	$515,250

	Automotive—0.7%
20,000	Toyota Motor Corp. ADR	1,563,580

	Banking and Finance—0.3%
77,600	Mitsubishi Tokyo Financial Group, Inc. ADR	737,153

	Computers - Software and Peripherals—1.0%
66,600	Red Hat, Inc. (a)	725,474
45,400	SAP AG ADR	1,757,888

		2,483,362

	Electronic Equipment and Components—1.1%
10,000	Analog Devices, Inc.	358,900
65,300	Agilent Technologies, Inc. (a)	1,443,783
23,800	SONY Corp. ADR	881,076

		2,683,759

	Insurance—0.3%
10,900	American International Group, Inc. (a)	722,561

	Internet—1.7%
52,000	Ask Jeeves, Inc. (a)	1,474,720
64,000	Priceline.com, Inc. (a)	1,445,760
50,000	Symantec Corp. (a)	1,167,500

		4,087,980

	Pharmaceuticals—1.1%
5,600	Biogen Idec, Inc. (a)	363,776
14,600	Cephalon, Inc. (a)	718,320
30,000	Elan Corp. Plc ADR (a)	807,900
7,600	Genentech, Inc. (a)	362,596
10,000	Sanofi-Aventis ADR	372,200

		2,624,792

	Retail - Specialty Stores—0.2%
9,000	Bed Bath & Beyond, Inc. (a)	362,610

	Telecommunications—1.0%
68,800	Motorola, Inc.	1,082,912
50,000	Sprint Corp.	1,191,500

		2,274,412

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments

January 31, 2005 (unaudited)

Number of Shares		Value
	Utilities—0.6%
34,600	Allegheny Energy, Inc. (a)	$669,164
8,300	Consolidated Edison, Inc.	364,121
9,100	FirstEnergy Corp.	361,816

		1,395,101

	Total Common Stocks (Cost $19,458,867)	19,450,560

	Convertible Preferred Stocks—1.6%
	Automotive—0.1%
2,910	Cummins Capital Trust I, 7.00%, 2031	246,247

	Insurance—1.5%
56,600	Chubb Corp., Ser. B, 7.00%, 2006	1,619,892
75,000	The PMI Group, Inc., Ser. A, 5.875%, 2006	1,931,250

		3,551,142

	Total Convertible Preferred Stocks (Cost $3,753,871)	3,797,389

	Preferred Stocks—0.3%
15,000	Washington Mutual, Inc.
	(Cost $821,250)	813,750

Principal Amount
	Corporate Bonds—9.0%
	Health and Medical Facilities—2.1%
$5,000,000	Tenet Healthcare Corp., B
	9.25%, 2/01/15, Senior Notes (b)	5,000,000

	Pharmaceuticals—1.1%
2,500,000	Biovail Corp., BB-
	7.875%, 4/01/10, Senior Subordinated Notes	2,593,750

	Special Purpose Entity—3.8%
5,000,000	Dow Jones CDX HY, Ser. 3-4, NR	4,987,500
	10.50%, 12/29/09 (b)
4,000,000	Dow Jones CDX HY3, Ser. 3-3, NR
	8.00%, 12/29/09 (b)	4,055,000

		9,042,500

	Telecommunications—2.0%
	MCI, Inc., B+
4,500,000	7.735%, 5/01/14, Senior Notes	4,921,875

	Total Corporate Bonds (Cost $21,585,312)	21,558,125

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount		Value
	Convertible Bonds—9.6%
	Airlines—0.3%
$1,000,000	Continental Airlines, Inc., Class B, CCC+
	4.50%, 2/01/07, Convertible Notes	$765,000

	Communications Equipment—1.4%
2,500,000	Lucent Technologies, Inc., B
	2.75%, 6/15/25, Senior Unsecured Convertible Notes	3,278,200

	Computer Software and Services—0.8%
850,000	Computer Associates International, Inc., BBB-
	1.625%, 12/15/09, Senior Unsecured Convertible Notes	1,249,500
800,000	Electronic Data Systems Corp., BBB-
	3.875%, 7/15/23, Senior Unsecured Convertible Notes	820,000

		2,069,500

	Electronic Equipment and Components—0.7%
1,450,000	Flextronics International Ltd., BB-
	1.00%, 8/01/10, Subordinated Convertible Notes	1,689,250

	Medical Equipment and Supplies—0.7%
1,500,000	Fisher Scientific International, Inc., BB+
	3.25%, 3/01/24, Senior Subordinated Convertible Notes	1,653,750

	Mining—1.8%
1,500,000	Massey Energy Co., BB
	2.25%, 4/01/24, Senior Convertible Notes	2,025,323
2,000,000	Placer Dome, Inc., BBB+
	2.75%, 10/15/23, Senior Convertible Notes	2,302,500

		4,327,823

	Pharmaceuticals—1.3%
2,650,000	QLT, Inc., NR
	3.00%, 9/15/23, Convertible Notes	3,082,281

	Telecommunications—2.4%
1,866,000	Andrew Corp., B+
	3.25%, 8/15/13, Subordinated Convertible Notes	2,283,667
1,000,000	Millicom International Cellular SA, B-
	4.00%, 1/07/10, Convertible Debentures	970,000
2,100,000	Tekelec, Inc., NR
	2.25%, 6/15/08, Senior Subordinated Notes	2,488,500

		5,742,167

	Transportation—0.2%
500,000	CP Ships Ltd., BB+
	4.00%, 6/30/24, Senior Subordinated Notes	481,875

	Total Convertible Bonds (Cost $23,082,221)	23,089,846

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments

January 31, 2005 (unaudited)

Number of Shares
	Total Investments—28.7% (Cost $68,701,521)	$68,709,670
	Assets in excess of other liabilities— 71.4%	170,838,703
	Market Value of Options Written—(0.1%)	(292,080)

	Net Assets - 100.0%	$239,256,293

Advent Claymore Enhanced Growth and Income Fund

Portfolio of Investments

January 31, 2005 (unaudited)

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
420	Andrew Corp.	April 2005	$15.00	$10,500
280	Andrew Corp.	July 2005	15.00	22,400
520	Ask Jeeves, Inc.	March 2005	35.00	44,200
90	Bed Bath & Beyond, Inc.	May 2005	45.00	3,150
56	Biogen Idec, Inc.	April 2005	75.00	3,640
146	Cephalon, Inc.	May 2005	55.00	14,600
76	Genentech, Inc.	March 2005	50.00	7,980
100	Millicom International Cellular SA	April 2005	25.00	6,500
640	Priceline.com, Inc.	April 2005	25.00	80,000
666	Red Hat, Inc.	June 2005	15.00	23,310
250	Top Tankers, Inc.	March 2005	17.50	22,500
260	Top Tankers, Inc.	June 2005	17.50	53,300

	Total Call Options Written (Premiums received $245,367)			$292,080

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to $14,042,500 or 5.9% of net assets.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

Country Allocation*
United States	77.5%
Canada	13.1%
Germany	2.6%
Singapore	2.4%
Luxembourg	1.4%
Japan	1.3%
Ireland	1.2%
France	0.5%

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during its last quarter that have materially affected or are reasonably likely to materially affect these controls.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Enhanced Growth and Income Fund

By:	/S/ TRACY V. MAITLAND
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ TRACY V. MAITLAND
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2005

By:	/S/ BRUCE S. BERGER
Bruce S. Berger
Treasurer and Chief Financial Officer

Date:	March 29, 2005